Label	Element	Value
Restricted Cash, Noncurrent	us-gaap_RestrictedCashNoncurrent	$ 155,627,000
Restricted Cash, Noncurrent	us-gaap_RestrictedCashNoncurrent	129,838,000
Restricted Cash, Noncurrent	us-gaap_RestrictedCashNoncurrent	135,928,000
Restricted Cash, Noncurrent	us-gaap_RestrictedCashNoncurrent	$ 141,114,000